Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 15, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth compensation information for our Chief Executive Officer, referred to below as our PEO, and our other Named Executive Officers, referred to below as our non-PEO NEOs, for purposes of comparing their compensation to the value of our shareholders’ investments and our results of operations, calculated in accordance with SEC regulations, for fiscal years 2025, 2024 and 2023.

Year	(1) Summary Compensation Table Total For Former PEO Mr. Dauch	(1)(2) Compensation Actually Paid To Former PEO Mr. Dauch	(1) Summary Compensation Table Total For Current PEO Mr. Griffith	(1)(2) Compensation Actually Paid To Current PEO Mr. Griffith	(1) Average Summary Compensation Table Total For Non-PEO NEOs	(1)(2) Average Compensation Actually Paid To Non-PEO NEOs	(3) Value Of Initial Fixed $100 Investment Based On Total Shareholder Return	(4) Net Income/Loss (In Millions)
2025	$1,884,396	$1,633,326	$338,542	$338,542	$515,569	$495,523	$0.11	($64.1)
2024	$3,351,468	$419,367	—	—	$854,271	$445,739	$2.30	($51.6)
2023	$3,388,174	($409,935)	—	—	$938,525	$310,246	$23.68	($123.9)

(1)
For each fiscal year, represents amount reported for our PEO and average amount reported for our non-PEO NEOs, in each case in the Total column of the Summary Compensation Table. Mr. Dauch served as the Former PEO from August 2nd, 2021 through December 15th, 2025. Mr. Griffith served as our “Current PEO” from December 15th, 2025 through December 31st, 2025. Our PEOs and NEOs for each of these fiscal years are shown below:

Year	PEO	Non-PEO NEOs
2025	Richard Dauch and Scott Griffith	Robert Ginnan, Josh Anderson, James D. Harrington, and Stan March
2024	Richard Dauch	Robert Ginnan and James D. Harrington
2023	Richard Dauch	Robert Ginnan and James D. Harrington

(2)
Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our non-PEO NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year, adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. Equity values are calculated in accordance with ASC Topic 718.

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year (i)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards (ii)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year (iii)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year (iv)	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year (v)	Dollar Value of any Dividends or Other Earnings Paid on Stock or Option Awards During Year Prior to the Vesting Date that are not otherwise included in the Total Compensation During Year (vi)	Aggregate Equity Awards Adjustment (c) = (i) + (ii) + (iii) + (iv) - (v) + (vi)	Compensation Actually Paid (d) = (a) - (b) + (c)
2025	Former PEO	$1,884,396	$100,000	$0	$0	($181,171)	$30,101	$0	$0	($151,070)	$1,633,326
	Current PEO	$338,542	$0	$0	$0	$0	$0	$0	$0	$0	$338,542
	non-PEO NEOs	$515,569	$0	$0	$0	($20,046)	$0	$0	$0	($20,046)	$495,523

(3)
Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in the Company’s common stock on December 31, 2022, the date on which the Company’s common stock commenced trading on the Nasdaq Global Market. Total Shareholder Return has been calculated using the pre-Merger stock price for periods before December 15, 2025, and the post-Merger stock price for periods after December 15, 2025.

(4)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable fiscal year.

Named Executive Officers, Footnote
(1)
For each fiscal year, represents amount reported for our PEO and average amount reported for our non-PEO NEOs, in each case in the Total column of the Summary Compensation Table. Mr. Dauch served as the Former PEO from August 2nd, 2021 through December 15th, 2025. Mr. Griffith served as our “Current PEO” from December 15th, 2025 through December 31st, 2025. Our PEOs and NEOs for each of these fiscal years are shown below:

Year	PEO	Non-PEO NEOs
2025	Richard Dauch and Scott Griffith	Robert Ginnan, Josh Anderson, James D. Harrington, and Stan March
2024	Richard Dauch	Robert Ginnan and James D. Harrington
2023	Richard Dauch	Robert Ginnan and James D. Harrington

Adjustment To PEO Compensation, Footnote
(2)
Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our non-PEO NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year, adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. Equity values are calculated in accordance with ASC Topic 718.

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year (i)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards (ii)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year (iii)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year (iv)	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year (v)	Dollar Value of any Dividends or Other Earnings Paid on Stock or Option Awards During Year Prior to the Vesting Date that are not otherwise included in the Total Compensation During Year (vi)	Aggregate Equity Awards Adjustment (c) = (i) + (ii) + (iii) + (iv) - (v) + (vi)	Compensation Actually Paid (d) = (a) - (b) + (c)
2025	Former PEO	$1,884,396	$100,000	$0	$0	($181,171)	$30,101	$0	$0	($151,070)	$1,633,326
	Current PEO	$338,542	$0	$0	$0	$0	$0	$0	$0	$0	$338,542
	non-PEO NEOs	$515,569	$0	$0	$0	($20,046)	$0	$0	$0	($20,046)	$495,523

Non-PEO NEO Average Total Compensation Amount			$ 515,569	$ 854,271	$ 938,525
Non-PEO NEO Average Compensation Actually Paid Amount			$ 495,523	445,739	310,246
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our non-PEO NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year, adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. Equity values are calculated in accordance with ASC Topic 718.

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year (i)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards (ii)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year (iii)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year (iv)	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year (v)	Dollar Value of any Dividends or Other Earnings Paid on Stock or Option Awards During Year Prior to the Vesting Date that are not otherwise included in the Total Compensation During Year (vi)	Aggregate Equity Awards Adjustment (c) = (i) + (ii) + (iii) + (iv) - (v) + (vi)	Compensation Actually Paid (d) = (a) - (b) + (c)
2025	Former PEO	$1,884,396	$100,000	$0	$0	($181,171)	$30,101	$0	$0	($151,070)	$1,633,326
	Current PEO	$338,542	$0	$0	$0	$0	$0	$0	$0	$0	$338,542
	non-PEO NEOs	$515,569	$0	$0	$0	($20,046)	$0	$0	$0	($20,046)	$495,523

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 0.11	2.3	23.68
Net Income (Loss)			(64,100,000)	$ (51,600,000)	$ (123,900,000)
PEO Name	Scott Griffith	Richard Dauch		Richard Dauch	Richard Dauch
Richard Dauch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,884,396	$ 3,351,468	$ 3,388,174
PEO Actually Paid Compensation Amount			1,633,326	419,367	(409,935)
Scott Griffith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			338,542	0	0
PEO Actually Paid Compensation Amount			338,542	$ 0	$ 0
PEO | Richard Dauch [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(100,000)
PEO | Richard Dauch [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(151,070)
PEO | Richard Dauch [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Richard Dauch [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Richard Dauch [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			30,101
PEO | Richard Dauch [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(181,171)
PEO | Richard Dauch [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Richard Dauch [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Scott Griffith [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Scott Griffith [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Scott Griffith [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Scott Griffith [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Scott Griffith [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Scott Griffith [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Scott Griffith [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Scott Griffith [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(20,046)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(20,046)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0